Restricted Cash (Details)	Dec. 31, 2022 USD ($)
Restricted Cash (Details) [Line Items]
Restrict cash to deposit (in Dollars)	$ 9,101,466
Minimum [Member]
Restricted Cash (Details) [Line Items]
Percentage of cash deposit	10.00%
Maximum [Member]
Restricted Cash (Details) [Line Items]
Percentage of cash deposit	20.00%